UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

450 Wireless Boulevard

Hauppauge, NY 11788

________________________________________________________________________

(Address of principal executive offices)  (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 459-1059

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2012 - June 30, 2013

ITEM 1. PROXY VOTING RECORD:

Total Income+ Real Estate Fund

Total Income+ Real Estate Fund did not vote any proxies during the annual period ended June 30, 2013.

Registrant: Total Income+ Real Estate Fund - Total Income+ Real Estate Fund									Item 1, Exhibit 1
Investment Company Act file number: 811-22710
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A -There were no proxy votes to report during the Reporting Period

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Total Income+ Real Estate Fund

By (Signature and Title)       /s/ Randy Anderson

Randy Anderson, President

Date:  August 26, 2013